Changes in Contingent Consideration Payable (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Business Acquisition, Contingent Consideration [Line Items]
Beginning Balance	$ 2,708	$ 3,297
Changes in fair value	(521)	(654)
Contingent consideration payable recorded in connection with acquisition of Clickpro			3,297
Exchange difference	79	65
Ending Balance	$ 2,266	$ 2,708	$ 3,297